One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100 December 16, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Fund (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

Attached hereto is a post-effective amendment No. 77 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 78 under the Investment Company Act of 1940 (“1940 Act”) on Form N-1A pursuant to the provisions of Rule 485(a)(s). The post-effective amendment is being filed to add new series.

Please feel free to contact me at (513) 794-6779 if you have any questions or comments.

Sincerely, /s/ Yeon J. Bae Yeon J. Bae Senior Assistant Counsel